Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Disclosure of borrowings [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Senior unsecured notes (a)	$991,558	$989,306
Less: Unamortized transaction costs - revolving credit facilities (b)	(6,303)	(8,276)
	$985,255	$981,030

Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about borrowings [Table Text Block]
Balance, January 1, 2018	$987,903
Change in fair value of embedded derivative (prepayment option)	316
Accretion of transaction costs and premiums	1,087
Balance, December 31, 2018	$989,306
Change in fair value of embedded derivative (prepayment option)	1,079
Accretion of transaction costs and premiums	1,173
Balance, December 31, 2019	$991,558

Unamortized transaction costs - revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about unamortized transaction costs - revolving credit facilities [Table Text Block]
Balance, January 1, 2018	$8,328
Accretion of transaction costs	(1,946)
Transaction costs	1,894
Balance, December 31, 2018	$8,276
Accretion of transaction costs	(2,342)
Transaction costs	369
Balance, December 31, 2019	$6,303